Intangible Asset, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Intangible Assets, Net [Abstract]
Copyright licenses	$ 1,987,716	$ 1,959,379
Total	1,987,716	1,959,379
Less: accumulated amortization	(911,036)	(898,049)
Less: impairment for production copyright	(1,076,680)	(1,061,330)
Intangible asset, net